Other receivables and other assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Trade and other receivables [abstract]
Prepaid expenses - non current	€ 948	€ 2,320		€ 1,037
Total non-current other assets	948	2,320		1,037
Research tax credit ("CIR")	5,774	4,600		4,595
VAT receivables	9,841	14,439		3,467
Prepaid expenses	3,233	5,746		915
Credit notes	48	60		254
Total current other receivables and assets	18,896	24,845	[1]	9,231	[1]
Other receivables and other assets	€ 19,843	€ 27,164		€ 10,268

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).